Shareholders' Equity - Share options (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share based payments	€ 1,667	€ 1,364
IFRS General and administrative costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share based payments	1,182	1,089
Research and development costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share based payments	€ 485	€ 275